Subsequent Events (Details) (Subsequent Event [Member], USD $)	12 Months Ended
Dec. 31, 2013
April 1, 2015, July 1, 2015, October 1, 2015 and January 1, 2016 [Member]
Subsequent Event [Line Items]
Debt Instrument, Periodic Payment, Principal	$ 375,000
April 1, 2016, July 1, 2016, October 1, 2016 and January 1, 2017 [Member]
Subsequent Event [Line Items]
Debt Instrument, Periodic Payment, Principal	625,000
April 1, 2017, July 1, 2017, October 1, 2017 and January 1, 2018 [Member]
Subsequent Event [Line Items]
Debt Instrument, Periodic Payment, Principal	750,000
April 1, 2018, July 1, 2018, October 1, 2018 and January 1, 2019 [Member]
Subsequent Event [Line Items]
Debt Instrument, Periodic Payment, Principal	$ 500,000